Commitment and Contingencies	12 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]

NOTE 11 – COMMITMENTS

The Company leases a manufacturing and office facility from a related party as an operating lease which expires in 2015.  This lease currently requires monthly payments of 5,533 plus related insurance and maintenance.  Rental expense under this lease for the year ended September 30, 2011 was 66,396 all of which was paid to a related party.

Future rental payments required under this operating lease are as follows:

Year Ended
September 30,

2012	66,396
2013	66,396
2014	66,396
2015	66,396
2016	19,368

The Company has an employment agreement with Jeff Bozanic to develop its re-breather technology.  The agreement is for three years starting January 1, 2010 at a cost of 10,000 per month. As of September 30, 2011, the Company owed Mr. Bozanic 210,000.

Prior to the asset purchase agreement  between Blu Vu and Deltron, Blu Vu was in negotiations with Radikal, AS (“Radikal”), the owner of intellectual property involving rebreather technology, to purchase its intellectual property involving said technology.  At that time, Blu Vu did not own any rebreather technology.  No agreement was reached between Blu Vu and Radikal prior to the asset purchase agreement with Deltron.   On August 4, 2010, the Company entered into an agreement with Radikal to purchase its intellectual property involving said technology (the “Radikal Agreement”).  The Radikal Agreement requires the Company to pay 35 per unit fee for at least 500 units per year for 2 years, after which the obligation to Radikal will be fulfilled. The first annual payment of 17,500 is due in January 2012.

Pursuant to the terms of the Radikal Agreement, Radikal has transferred all U.S. and international patent rights to the Company. If the per unit fee payments are not made when due, Radikal has the right to the return of the intellectual property transferred. Payments for these rights are not required to begin until January 2012.